Document and Entity Information	Apr. 12, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 12, 2022
Entity Registrant Name	ATYR PHARMA, INC.
Entity Central Index Key	0001339970
Entity File Number	001-37378
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-3435077
Entity Address, Address Line One	3545 John Hopkins Court
Entity Address, Address Line Two	Suite #250
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	731-8389
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LIFE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	aTyr Pharma, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to amend the Form 8-K filed by the Company with the Securities and Exchange Commission (the “SEC”) on April 13, 2022 (the “Original Report”). The text of the Original Report correctly identified that it was being filed under Item 8.01 (Other Events). However, due to administrative error, the Original Report was incorrectly tagged on the SEC’s EDGAR system and mistakenly filed under Items 2.02 (Results of Operations and Financial Condition) and 9.01 (Financial Statements and Exhibits) instead of Item 8.01 (Other Events). The sole purpose of this Amendment is to correctly tag and refile the Original Report on the SEC’s EDGAR system as a filing only under Item 8.01 (Other Events). No disclosure in the text of the Original Report, which is reproduced below in its entirety, was changed as a result of this Amendment.